Significant Accounting Policies Plant and equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The plant and equipment caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2014	2013
Land and land improvements	$326,008	$316,360
Buildings and building equipment	1,535,634	1,431,358
Machinery and equipment	3,210,172	3,131,077
Construction in progress	80,777	120,506
Total	$5,152,591	$4,999,301

Property, Plant and Equipment [Line Items]
Land and land improvements	$ 326,008	$ 316,360
Buildings and building equipment	1,535,634	1,431,358
Machinery and Equipment, Gross	3,210,172	3,131,077
Construction in Progress, Gross	80,777	120,506
Property, Plant and Equipment, Gross	$ 5,152,591	$ 4,999,301